Morgan,  Lewis  &  Bockius  LLP
1111  Pennsylvania  Avenue,  NW
Washington,  DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com



July  14,  2011



VIA  EDGAR

US  Securities  and  Exchange  Commission
100  F  Street,  NE
Washington,  DC  20549

Re: The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102): Post-Effective Amendment No. 115 Filing Pursuant to Rule 485(a)
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Ladies  and  Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 115 ("PEA No. 115") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 115 is to register a new series of the Trust: the Frost Natural Resources Fund.

If you have any questions regarding PEA No. 115, please do not hesitate to contact me at (202) 739-5676.


Sincerely,

/s/:  Beau  Yanoshik
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Beau  Yanoshik